Schedule 1	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure
Schedule 1

WATERDROP INC.

SCHEDULE 1-CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2023	2024
	RMB	RMB	US$
			(Note 2)
Assets
Current assets
Cash and cash equivalents	134,265	589,440	80,753
Short-term investments	557,753	566,434	77,601
Prepaid expense and other assets	14,929	22,875	3,132
Amount due from its subsidiaries and the consolidated VIEs	260,148	163,933	22,459
Total current assets	967,095	1,342,682	183,945
Non-current assets
Long-term investments and amount due from its subsidiaries and the consolidated VIEs (non-current)	5,341,984	3,603,026	493,613
Total non-current assets	5,341,984	3,603,026	493,613
Total assets	6,309,079	4,945,708	677,558
Liabilities
Current liabilities
Accrued expenses and other current liabilities	197	1,563	214
Amount due to its subsidiaries and the consolidated VIEs	1,723,188	146,710	20,099
Total current liabilities	1,723,385	148,273	20,313
Total liabilities	1,723,385	148,273	20,313
Shareholders’ Equity:
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,282,256,521 Class A ordinary shares issued, 2,899,717,031 and 2,822,868,761 Class A ordinary shares outstanding as of December 31, 2023 and 2024, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	139	139	19
Treasury stock	(12)	(15)	(2)
Additional paid-in capital	7,003,423	6,832,214	936,009
Accumulated other comprehensive income	144,107	159,550	21,858
Accumulated deficit	(2,561,963)	(2,194,453)	(300,639)
Total shareholders’ equity	4,585,694	4,797,435	657,245
Total liabilities and shareholders’ equity	6,309,079	4,945,708	677,558

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2)
Operating revenue, net	—	—	—	—
Operating costs and expenses	(153,603)	(87,060)	(42,575)	(5,833)
Interest income	11,990	29,337	93,591	12,822
Foreign currency exchange gain/(loss)	1,290	(92)	(216)	(30)
Income tax expense	—	—	(1,433)	(196)
Others, net	17,097	3,077	13,439	1,841
Equity in profit of subsidiaries and VIEs	730,943	221,959	304,704	41,745
Net profit	607,717	167,221	367,510	50,349
Net profit attributable to ordinary shareholders	607,717	167,221	367,510	50,349
Foreign currency transaction adjustments	129,563	37,413	44,773	6,134
Unrealized gains/(loss) on available-for-sale investments, net of tax	174	(1,551)	(29,330)	(4,018)
Total comprehensive income attributable to ordinary shareholders	737,454	203,083	382,953	52,465

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF CASH FLOW

(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2)
Cash Flows from Operating Activities:	534,951	621,178	1,615,062	221,263
Cash Flows from Investing Activities:
Purchase of short-term investments	(1,486,449)	(1,376,678)	(2,066,920)	(283,167)
Proceeds from maturity of short-term investments	1,621,770	1,140,429	2,132,554	292,159
Investment in subsidiaries	(178,395)	(5,938)	(14,664)	(2,009)
Purchase of long-term investments	—	(57,550)	(1,009,619)	(138,317)
Proceeds from early redemption of long-term investments	—	—	35,979	4,929
Prepaid investments	(69,426)	—	—	—
Net cash used in investing activities	(112,500)	(299,737)	(922,670)	(126,405)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	9,729	11,710	7,225	990
Payment for share repurchase	(67,022)	(526,025)	(106,979)	(14,656)
Dividend to shareholders	—	—	(158,671)	(21,738)
Net cash used in financing activities	(57,293)	(514,315)	(258,425)	(35,404)
Effect of exchange rate changes on cash and cash equivalents	(21,824)	(24,678)	21,208	2,905
Net increase/(decrease) in cash and cash equivalents	343,334	(217,552)	455,175	62,359
Total cash and cash equivalents at beginning of year	8,483	351,817	134,265	18,394
Total cash and cash equivalents at end of year	351,817	134,265	589,440	80,753

WATERDROP INC.

SCHEDULE 1-CONDENSED STATEMENTS OF CASH FLOW (Continued)

(All amounts in thousands, except for share and per share data, or otherwise noted)

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information of Waterdrop Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2023 and 2024 and the years ended 2022, 2023 and 2024. No dividend was paid by the Group’s subsidiaries to Waterdrop Inc. in 2022, 2023 and 2024.

4.

As of December 31, 2024, there were no material contingencies, significant provisions of long term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.